Commitments (Details) ₪ in Thousands, $ in Thousands				12 Months Ended
	Sep. 14, 2025 USD ($)	Aug. 12, 2024	Jun. 03, 2024	Dec. 31, 2025 USD ($) T	Dec. 31, 2025 ILS (₪) T	Dec. 31, 2025 ILS (₪)	Jan. 01, 2025
Commitments [Line Items]
Grants received				$ 1,000
Grants technology not matured				800
Commitment balance				$ 300		₪ 1,000
Percentage of service or maintenance				5.00%	5.00%
Maximum refund amount percentage				150.00%		150.00%
NYPA royalties rate				5.00%		5.00%
Pay to participation cost				$ 1,000		₪ 3,400
Participation grant amount				$ 700	₪ 2,200
Tempo service for a period				60 days	60 days
Tempo exclusively for a period				15 years	15 years
Steam annual capacity | T				19,000	19,000
Take or pay obligation				$ 100	₪ 323
Maintenance services | ₪					₪ 120
Maintenance for a period				5 years	5 years
Under the agreement percentage				50.00%	50.00%
Percentage of participation amount				70.00%		70.00%
Service term				7 years	7 years
Lease period one year				$ 660
Lease period two year				520
Lease period three year				$ 400		₪ 2,100
Lease period fourth year (in New Shekels) | ₪						1,700
Lease period remaining three years (in New Shekels) | ₪						₪ 1,300
Service period				7 years	7 years
Service agreement term		12 years
Additional term		6 years
Distributor’s achievement of targets period			5 years
Term of targets and milestones			5 years
Royalties percentage				10.00%	10.00%
Construction and commissioning	$ 2,900
Other received				$ 474
US Territory [Member]
Commitments [Line Items]
NYPA royalties rate				3.50%		3.50%
New Hungarian Company [Member]
Commitments [Line Items]
Owns percentage							100.00%
Israeli Innovation Authority [Member]
Commitments [Line Items]
Government grants cumulative amount for support programs in research and development activities				$ 4,500
Grants received				$ 4,500
Royalty ceiling increased percentage				120.00%		120.00%
Royalty exempt grants				$ 1,000
Payments for royalties amount				2,700
Israel Ministry of Energy [Member]
Commitments [Line Items]
Government grants cumulative amount for support programs in research and development activities				600
Ministry of the Economy, Finance and Industry, France [Member]
Commitments [Line Items]
Grants received				$ 56
Obligated to pay royalties rate percentage				3.00%		3.00%
Commitment balance				$ 4,100
New York Power Authority [Member]
Commitments [Line Items]
Commitment balance				$ 1,091
Minimum [Member]
Commitments [Line Items]
Gross investment amount percentage				2.00%		2.00%
Minimum [Member] | Israeli Innovation Authority [Member]
Commitments [Line Items]
Royalties rate				3.00%		3.00%
Minimum [Member] | Israel Ministry of Energy [Member]
Commitments [Line Items]
Royalties rate				3.00%		3.00%
Maximum [Member]
Commitments [Line Items]
Gross investment amount percentage				5.00%		5.00%
Maximum [Member] | Israeli Innovation Authority [Member]
Commitments [Line Items]
Royalties rate				5.00%		5.00%
Maximum [Member] | Israel Ministry of Energy [Member]
Commitments [Line Items]
Royalties rate				5.00%		5.00%
Lease Agreements Customers [Member]
Commitments [Line Items]
Commitment balance				$ 3,700		₪ 11,900